Supplemental Information - Supplemental Information of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 4,615	$ 5,567	$ 4,090	$ 5,199
Restricted cash	751	922
Trade receivables, net	1,276	1,362
Financing receivables, net	23,238	21,976	21,051
Inventories, net	8,834	7,410
Property, plant and equipment, net	7,227	7,090
Investments in unconsolidated subsidiaries and affiliates	645	645
Equipment under operating leases	1,234	1,059
Goodwill	2,504	2,504
Other intangible assets, net	773	810
Deferred tax assets	1,898	1,679
Derivative assets	115	261
Other assets	2,432	2,558
Total Assets	55,542	53,843
LIABILITIES AND EQUITY
Debt	31,339	29,866
Deferred tax liabilities	493	385
Pension, postretirement and other post-employment benefits	2,414	2,427
Derivative liabilities	178	94
Other liabilities	8,851	8,735
Total Liabilities	50,386	48,876
Redeemable Noncontrolling interest	12	12
Equity	5,144	4,955	4,819	4,825
TOTAL EQUITY AND LIABILITIES	55,542	53,843
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,699	4,010	3,302	3,890
Restricted cash	5
Trade receivables, net	1,265	1,338
Financing receivables, net	5,610	5,826
Inventories, net	8,742	7,314
Property, plant and equipment, net	7,222	7,085
Investments in unconsolidated subsidiaries and affiliates	3,193	3,049
Equipment under operating leases	27	34
Goodwill	2,340	2,340
Other intangible assets, net	750	796
Deferred tax assets	1,604	1,437
Derivative assets	108	254
Other assets	1,902	1,884
Total Assets	36,467	35,367
LIABILITIES AND EQUITY
Debt	12,923	11,948
Trade payables	6,998	7,162
Deferred tax liabilities	296	225
Pension, postretirement and other post-employment benefits	2,395	2,419
Derivative liabilities	164	78
Other liabilities	8,535	8,568
Total Liabilities	31,311	30,400
Redeemable Noncontrolling interest	12	12
Equity	5,144	4,955
TOTAL EQUITY AND LIABILITIES	36,467	35,367
Financial services [Member]
ASSETS
Cash and cash equivalents	916	1,557	788	1,309
Restricted cash	746	922
Trade receivables, net	87	88
Financing receivables, net	24,758	23,640
Inventories, net	92	96
Property, plant and equipment, net	5	5
Investments in unconsolidated subsidiaries and affiliates	142	129
Equipment under operating leases	1,207	1,025
Goodwill	164	164
Other intangible assets, net	23	14
Deferred tax assets	294	242
Derivative assets	9	10
Other assets	914	1,040
Total Assets	29,357	28,932
LIABILITIES AND EQUITY
Debt	25,546	25,408
Trade payables	190	273
Deferred tax liabilities	197	160
Pension, postretirement and other post-employment benefits	19	8
Derivative liabilities	16	19
Other liabilities	698	531
Total Liabilities	26,666	26,399
Equity	2,691	2,533
TOTAL EQUITY AND LIABILITIES	$ 29,357	$ 28,932